Consolidated Balance Sheets - USD ($)		Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash		$ 6,672,000	$ 20,569,000
Prepaid expenses		752,000	597,000
Inventory		2,848,000	1,767,000
Total current assets		10,272,000	22,933,000
NON-CURRENT ASSETS:
Restricted bank deposits		224,000	224,000
Prepaid expenses		79,000	90,000
Operating lease right of use assets		1,309,000	1,463,000
Property and equipment, net		1,593,000	723,000
TOTAL NON-CURRENT ASSETS		3,205,000	2,500,000
Total Assets		13,477,000	25,433,000
Current liabilities:
Accounts payable and accrued expenses		536,000	485,000
Other payables and accrued expenses		1,387,000	352,000
Short term employee benefits		788,000	766,000
Share based payment liabilities		232,000	996,000
Current maturities of operating lease liabilities		309,000	321,000
Total current liabilities		3,252,000	2,920,000
NON-CURRENT LIABILITIES:
Operating lease liabilities		1,035,000	1,252,000
TOTAL NON-CURRENT LIABILITIES		1,035,000	1,252,000
TOTAL LIABILITIES		4,287,000	4,172,000
Commitments and Contingencies
Shareholders’ (Deficit)/Equity:
Common stock value	[1]	5,000	5,000
Additional paid-in capital	[1]	58,780,000	58,277,000
Accumulated other comprehensive loss	[1]	(2,414,000)	(1,595,000)
Accumulated deficit	[1]	(47,181,000)	(35,426,000)
Total Shareholders’ (Deficit)/Equity	[1]	9,190,000	21,261,000
Total Liabilities and Shareholders’ (Deficit)/Equity	[1]	13,477,000	25,433,000
Keyarch Acquisition Corporation [Member]
Current assets:
Cash		445,468	115,171
Prepaid expenses		19,278	166,889
Investments held in Trust Account		324,189
Total current assets		788,935	282,060
NON-CURRENT ASSETS:
Investments held in Trust Account		25,507,894	117,851,869
Cash held in Escrow Account		30,000
Total Assets		26,326,829	118,133,929
Current liabilities:
Accounts payable and accrued expenses		2,620,437	165,403
Total current liabilities		4,650,437	165,403
NON-CURRENT LIABILITIES:
Commitments and Contingencies
Shareholders’ (Deficit)/Equity:
Preferred shares, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Additional paid-in capital		986,124	986,124
Accumulated deficit		(5,142,177)	(869,829)
Total Shareholders’ (Deficit)/Equity		(4,155,691)	116,657
Total Liabilities and Shareholders’ (Deficit)/Equity		26,326,829	118,133,929
Keyarch Acquisition Corporation [Member] | Common Class A [Member]
NON-CURRENT LIABILITIES:
Class A ordinary shares subject to possible redemption, 2,377,318 at redemption value of $10.87 and 11,500,000 shares at $10.25 per share as of December 31, 2023 and 2022, respectively		25,832,083	117,851,869
Shareholders’ (Deficit)/Equity:
Common stock value		362	75
Keyarch Acquisition Corporation [Member] | Common Class B [Member]
Shareholders’ (Deficit)/Equity:
Common stock value			287
Keyarch Acquisition Corporation [Member] | Related Party [Member]
Current liabilities:
Promissory note – related party		$ 2,030,000

[1]	Adjusted to reflect reverse stock split, see Note 11